                                                File Nos. 33-60269 and 811-5254

   As filed with the Securities and Exchange Commission on October 11, 1995

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / /

                           Pre-Effective Amendment No. _           / /

                          Post-Effective Amendment No. 1           /x/

                        (Check appropriate box or boxes)

                           JOHN HANCOCK SERIES, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

            101 Huntington Avenue, Boston, Massachusetts  02199-7603
               --------------------------------------------------
               (Address of principal executive office)   Zip Code

                                 (617) 375-1700
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)


                                                With a copy to:
                                                ---------------
Thomas H. Drohan                                Jeffrey N. Carp, Esq.
John Hancock Advisers, Inc.                     Hale and Dorr
101 Huntington Avenue                           60 State Street
Boston, MA  02199                               Boston, MA  02109

                    ---------------------------------------
                    (Name and address of agent for service)

        No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

        It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                            JOHN HANCOCK SERIES, INC.

                     STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 33-60269 and 811-5254, dated June 15, 1995, are incorporated by reference in their entirety herein.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 (PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 11th day of October, 1995.

                                         JOHN HANCOCK SERIES, INC.

                                        By:                  *
                                            ------------------------------------

                                            Edward J. Boudreau, Jr.
                                            Chairman and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this PEA No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                             TITLE                             DATE
        ---------                             -----                             ----
           *                        Chairman and Chief Executive
----------------------------        Officer (Principal Executive
Edward J. Boudreau, Jr.             Officer)


/s/James B. Little
----------------------------
James B. Little                     Senior Vice President and Chief             October 11, 1995
                                    Financial Officer (Principal
                                    Financial and Accounting Officer)

           *                        Director
----------------------------
James F. Carlin

           *                        Director
----------------------------
William H. Cunningham

           *                        Director
----------------------------
Charles L. Ladner

        SIGNATURE                             TITLE                             DATE
        ---------                             -----                             ----
           *                        Director
----------------------------
Leo E. Linbeck, Jr.

           *                        Director
----------------------------
Patricia P. McCarter

           *                        Director
----------------------------
Steven R. Pruchansky

           *                        Director
----------------------------
Norman H. Smith

           *                        Director
----------------------------
John P. Toolan

*By:     /s/Thomas H. Drohan                                                    October 11, 1995
         -------------------
         Thomas H. Drohan,
         Attorney-in-Fact

                                  EXHIBIT INDEX



Exhibit 12

         Opinion and consent of counsel supporting the tax matters and consequences to shareholders.